Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Return Before Taxes
	Dec. 30, 2024
Average Annual Return:
Past 1 year	4.77%
Past 5 years	1.63%
Since Inception	1.16%	[1]

[1]	A From April 6, 2015 .